General (Tables)	6 Months Ended
Jun. 30, 2019
General [Abstract]
Fair value of options granted was estimated using the binomial option pricing model
Description	January 2019

Risk-free interest rate	2.40%
Expected volatility	75.86%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	2.344

Description	March 2019

Risk-free interest rate	2.17%
Expected volatility	65.63%
Dividend yield	0
Contractual life	9.83
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	2.344